Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basis of Preparation
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	24.40%	26.50%
Foreign exchange gain (loss)	€ 111	€ (309)	€ (13)
Operating profit
Basis of Preparation
Foreign exchange gain (loss)	247	(24)	3
Financing costs
Basis of Preparation
Foreign exchange gain (loss)	(135)	(284)	(23)
Income tax expense
Basis of Preparation
Foreign exchange gain (loss)	€ (1)	€ (1)	€ 7
Land | Minimum [Member]
Basis of Preparation
Maximum Lease Term For Land And Buildings	5 years
Buildings | Maximum [Member]
Basis of Preparation
Maximum Lease Term For Land And Buildings	10 years